Unaudited Condensed Consolidated Cash Flow Statements - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net income	$ 131,722	$ 441,512
Depreciation - owned or sale and leaseback vessels	90,007	94,587
Equity settled share based compensation expense	35,392	29,139
Amortization of deferred financing fees	3,601	5,700
Non-cash debt extinguishment costs	2,103	3,010
Gain on sales of vessels	0	(54,655)
Accretion of fair value measurement on debt assumed in business combinations	25	41
Gains (losses) on financial assets at fair value through profit or loss	(16,979)	0
Share of income and gain on sale of vessel from dual fuel tanker joint venture	(1,808)	(2,846)
Dividend income	(3,643)	0
Cash flows from (used in) operations before changes in working capital	240,420	516,488
Changes in assets and liabilities:
Increase in inventories	(9,020)	(56)
Increase in accounts receivable	(17,144)	(22,225)
Increase in prepaid expenses and other current assets	(1,053)	(60)
(Increase) / decrease in other assets	(33)	1,650
Increase in accounts payable and other liabilities	6,266	2,339
Decrease in accrued expenses	(27,579)	(3,903)
Increase (decrease) in working capital	(48,563)	(22,255)
Net cash inflow from operating activities	191,857	494,233
Investing activities
Net proceeds from sales of vessels	0	108,715
Distributions from dual fuel tanker joint venture	1,833	1,260
Investment in dual fuel tanker joint venture	0	(1,937)
Purchase of financial assets measured at fair value through profit or loss, classified as investing activities	(45,850)	0
Proceeds from sale of financial assets measured at fair value through profit or loss	41,507	0
Dividend from DHT Holdings, Inc.	3,643	0
Drydock, ballast water treatment system and other vessel related payments (owned and lease financed)	(48,383)	(23,876)
Net cash (outflow) / inflow from investing activities	(47,250)	84,162
Financing activities
Principal repayments on debt and sale and leaseback obligations	(153,695)	(711,490)
Issuance of debt	200,000	99,000
Debt issuance costs	(11,747)	(202)
Dividends paid	(40,374)	(42,879)
Repurchase of common stock	(309)	(53,726)
Net cash outflow from financing activities	(6,125)	(709,297)
Increase / (decrease) in cash and cash equivalents	138,482	(130,902)
Cash and cash equivalents at beginning of period	332,580	355,551
Cash and cash equivalents at end of period	471,062	224,649
Supplemental information:
Interest paid	$ 29,379	$ 59,391